REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Schedule of revenue by type

For the years ended December 31	2025	2024
Gold sales
Spot market sales	$14,438	$11,268
Concentrate sales	674	536
Provisional pricing adjustments	35	16
	$15,147	$11,820
Copper sales
Copper concentrate sales	$1,411	$871
Provisional pricing adjustments	64	(16)
	$1,475	$855
Other sales[1]	$334	$247
Total	$16,956	$12,922
[1]Revenues from the sale of by-products from our gold and
copper mines.

Schedule of provisional metal sales	Our
exposure at December 31, 2025 to the impact of future
movements in market commodity prices for provisionally
priced sales is set out in the following table:

	Volumes subject to final pricing Copper (millions) Gold (000s)		Impact on net income before taxation of 10% movement in market price
As at December 31	2025	2024	2025	2024
Copper pounds[1]	56	63	$30	$25
Gold ounces	29	48	13	13
[1]Amounts in thousands of tonnes: 2025: 25; 2024: 28.